Subsequent Events (Detail Textuals) - $ / shares	May 18, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Subsequent Event [Line Items]
Common stock, shares authorized		0	100,000,000	100,000,000
Preferred stock, shares authorized		10,000,000	0
Preferred stock, par value per share		$ 0.01	$ 0.01
Subsequent event
Subsequent Event [Line Items]
Common stock, shares authorized	200,000,000
Common stock, par value per share	$ 0.01
Preferred stock, shares authorized	10,000,000
Preferred stock, par value per share	$ 0.01
Number of common stock called by warrants	1,520,269
Exercise price per share	$ 0.01
Increase in exercise price per share	$ 1.00